Per Share Amounts (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Earnings (Loss) From:
Continuing Operations	1,784	(410)	1,894	(1,324)
Discontinued Operations	-	(8)	-	252
Net Earnings (Loss)	1,784	(418)	1,894	(1,072)

Basic – Weighted Average Number of Shares (millions)	1,228.8	1,228.8	1,228.8	1,228.8
Dilutive Effect of Cenovus NSRs (1)	0.6	0.5	0.5	0.2
Diluted – Weighted Average Number of Shares	1,229.4	1,229.3	1,229.3	1,229.0

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	1.45	0.33	1.54	(1.08)
Discontinued Operations	-	0.01	-	0.21
Net Earnings (Loss) Per Share	1.45	0.34	1.54	(0.87)
(1)	Net settlement rights (“NSRs”).